LONG-TERM INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2025
Long-term Investment
Schedule of changes in long-term investment

Investments accounted for using the equity method
$US
Balance as of December 31, 2023	2,517,538
Income from equity method investments	2,622,348
Dividends distribution	(2,319,218)
Foreign currency translation adjustment	(73,175)
Balance as of December 31, 2024	2,747,493
Income from equity method investments	3,409,385
Dividends distribution	(2,591,873)
Foreign currency translation adjustment	141,075
Balance as of December 31, 2025	3,706,080

Schedule of Condensed balance sheets

	As of December 31,
	2024	2025
	$US	$US
Current assets	18,044,139	23,116,253
Non-current assets	432,689	299,884
TOTAL ASSETS	18,476,828	23,416,137

Current liabilities	11,898,131	14,950,348
Non-current liabilities	94,497	33,685
TOTAL LIABILITIES	11,992,628	14,984,033

Shareholders’ equity	6,484,200	8,432,104
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,476,828	23,416,137

Schedule of Condensed statements of income and comprehensive income

	For the years ended December 31,
	2023	2024	2025
	$US	$US	$US
Revenues	23,274,566	27,436,334	36,405,486
Gross profit	7,096,898	7,511,372	10,722,532
Income from operations	6,277,084	7,106,210	9,215,431
Net income	4,766,325	5,374,454	6,957,928